Cash and cash equivalents (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Cash And Cash Equivalents Details Narrative
Short-term Investments	$ 75,029
Other short-term highly liquid investments with original maturities of three months or less	0 years 3 months